EXIT ACTIVITIES AND RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of transactions and balances for exit activities and restructuring charges

	Balance December 31, 2014	Initial Charges	Plan Adjustments	Cash Payments	Balance December 31, 2015
Real estate obligations:
2015 exit activities	$—	$1,538	$—	$(531)	$1,007
2014 exit activities	2,010	—	244	(553)	1,701
2007 restructuring	2,325	—	660	(1,815)	1,170
Other	175	—	(6)	(169)	—
	$4,510	$1,538	$898	$(3,068)	$3,878

	Balance December 31, 2013	Initial Charges	Plan Adjustments	Cash Payments	Balance December 31, 2014
Real estate obligations:
2014 exit activities	$—	$3,499	$17	$(1,506)	$2,010
2007 restructuring	3,296	—	1,055	(2,026)	2,325
Other	867	—	21	(713)	175
	$4,163	$3,499	$1,093	$(4,245)	$4,510